Apr. 29, 2026
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class
INVESTMENT OBJECTIVE
FPA Flexible Fixed Income Fund seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	Institutional Class	Advisor Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.50%		0.50%		0.50%
Distribution (Rule 12b-1) fees		None		None		None
Other Expenses		0.13%		0.15%		0.31%
Shareholder Service Fee	0.07%		0.09%		0.25%
All Other Expenses	0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses		0.63%		0.65%		0.81%
Expense Reimbursement[1]		(0.08)%		(0.05)%		(0.16)%
Total Annual Fund Operating Expenses after Expense Reimbursement[1]		0.55%		0.60%		0.65%

1  First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.554% of the average net assets of the Fund attributable to the Institutional Class, 0.604% of the average net assets of the Fund attributable to the Advisor Class, and 0.654% of the average net assets of the Fund attributable to the Investor Class for the one-year period ending April 30, 2027. Any expenses reimbursed to the Fund by FPA during any of the previous 36 months may be recouped by FPA, provided the Fund's Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class, 0.74% of the average net assets of the Fund attributable to the Advisor Class, and 0.79% of the average net assets of the Fund attributable to the Investor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are based on total annual Fund operating expenses after expense reimbursement, but the example reflects the Fund's expense reimbursement only for the term of the contractual expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$57	$194	$344	$779
Advisor Class	$62	$203	$358	$806
Investor Class	$67	$243	$434	$987

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund's portfolio manager invests at least 80% of the value of its assets in a diversified portfolio of debt instruments. The debt instruments (bonds, debentures, notes, loans, convertible debt and other debt-related or fixed income instruments) will generally comprise the core of the Fund's portfolio, including, but not limited to the, following:

•  Debt instruments issued by corporations, municipalities, governments, and their agencies and instrumentalities, including high yield bonds (sometimes called "junk" bonds), mortgage-backed pools, and obligations of supra-national agencies, including international development institutions that provide global financing and advisory services for economic development; and/or

•  Structured debt instruments, including commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), asset-backed securities (ABS),

collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), whole loans, structured notes, and similar such issues; and

•  Privately placed debt instruments, including securities initially offered and sold without registration pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities").

The Fund's 80% investment policy is a non-fundamental investment policy that may be changed by the Fund's Board without shareholder approval upon at least 60 days' notice to shareholders.

The portfolio manager may also invest opportunistically using other non-principal investments and/or strategies, including, but not limited to:

•  Cash and cash equivalents;

•  Preferred shares, including convertible preferred securities;

•  Equity residuals of structured debt transactions;

•  Common shares, rights, and warrants: (i) attached to securities purchased or held; or (ii) in connection with conversion, corporate restructuring and/or recapitalization;

•  Derivatives including forwards, options, futures, swaps, and others;

•  Exchange Traded Funds ("ETF" or "ETFs"), generally to replicate exposure that cannot otherwise or might be less efficiently obtained through other investments or strategies;

•  Selling short investments including, selling short or creating short exposure through the use of derivatives and/or ETFs (including long ETFs that replicate short exposure), in each case for hedging purposes, or selling short investments that the portfolio expects to receive in a recapitalization, reorganization, or other exchange for securities the portfolio contemporaneously owns or has the right to obtain, and uncovered or naked short selling;

•  Currency, for both hedging and investment purposes;

•  Business Development Companies ("BDCs"); and

•  Real Estate Investment Trusts ("REITs").

The portfolio manager may also invest in cash equivalents, which may include publicly traded debt securities issued by the U.S. Government or agencies of the U.S. government, certificates of deposit, commercial paper, repurchase agreements, bankers' acceptance, and other similar short-term investments. Cash equivalents shall generally have maturities of 13 months or less.

The Fund will follow the general investment limitations below:

The Fund may invest up to 75% of its total assets in securities rated less than "A" (or its equivalent) by a nationally recognized statistical rating organization ("NRSRO"). If the security is rated by more than one NRSRO, the lowest rating shall be utilized. "A" or equivalent includes the plus (+) or minus (-) within the rating category.

The Fund may invest up to 25% of its total assets in: (i) non-U.S. dollar denominated securities of U.S. and non-U.S. issuers; and (ii) U.S. dollar denominated securities of non-U.S. issuers. An issuer is generally classified as non-U.S. if it is domiciled outside of the U.S. and derives a significant amount of its assets, revenues, or operating profits from non-U.S. countries. Conversely, an issuer domiciled outside of the U.S. is generally classified a U.S. issuer if a significant amount of its assets, revenues, or operating profits is U.S.-based. Determination of whether an issuer is a non-U.S. issuer is made by the portfolio manager in their discretion.

The Fund may invest up to 10% of its total assets in preferred shares, including convertible preferred shares.

The Fund may invest up to 5% of its total assets in derivatives, ETFs and currencies not used for hedging purposes and uncovered (naked) short positions. For the avoidance of doubt, options, futures, swaps, other derivatives, ETFs, and securities sold short are excluded from the 5% limit to the extent such investments are used for hedging purposes to seek to minimize the impact of losses to one or more investments.

The portfolio manager expects to manage the portfolio such that the average duration remains positive and they will not borrow to enhance returns.

PERFORMANCE INFORMATION

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Universal Bond Index, a broad-based securities market index. The Fund also compares its performance to the CPI + 200 Basis Points index, a measure of the change in cost of living plus 200 basis points. Certain past performance information shown below is for Institutional Class shares of the Fund. Although Institutional Class shares would have similar annual returns to Advisor Class and Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Advisor Class and Investor Class shares will vary from Institutional Class shares because of the higher expenses paid by Advisor Class and Investor Class shares. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg U.S. Universal Bond Index represents the union of the following Bloomberg indices: the U.S. Aggregate Index, the U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. Tax-exempt municipal securities, private placements, and non-dollar-denominated issues are excluded from the Bloomberg U.S. Universal Bond Index. The only constituent of the index that includes floating-rate debt is the U.S. Emerging Markets Index. The CPI + 200 Basis Points index is created by adding 2% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/fund or call (800) 982-4372.

Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV

The Fund's highest/lowest quarterly results during this time period were:

Institutional Class

Highest Calendar Quarter Return at NAV  4.11%  Quarter ended 12/31/2023

Lowest Calendar Quarter Return at NAV  (1.46)%  Quarter ended 03/31/2022

Average Annual Total Returns (for the periods ended December 31, 2025)
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Since Inception	Inception Date
Institutional Class—Before Taxes	7.23%	4.01%	4.08%	12/31/2018
Institutional Class—After Taxes on Distributions[1]	6.18%	2.58%	2.73%	12/31/2018
Institutional Class—After Taxes on Distributions and Sale of Fund Shares[1]	4.99%	2.53%	2.60%	12/31/2018
Advisor Class—Before Taxes[2]	7.22%	N/A	4.02%	04/19/2021
Investor Class—Before Taxes[2]	N/A	N/A	3.03%	07/01/2025
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.38%	12/31/2018
CPI + 200 Basis Points	4.70%	6.58%	5.80%	12/31/2018

1  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.

2  Advisor Class shares commenced operations on April 19, 2021, and Investor Class share commenced operations on July 1, 2025. Advisor Class shares and Investor Class shares impose higher expenses than Institutional Class shares. Since Advisor Class shares and Investor Class shares have higher expenses and are more expensive than Institutional Class shares, the returns for Advisor Class shares and Investor Class shares are expected to be lower than the returns of the Institutional Class shares.